Property, plant and equipment, net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Property, plant and equipment, net
19	Property, plant and equipment, net

	Investment properties	Buildings	Aircraft	Other flight equipment including rotables	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Cost:
At January 1, 2021	522	21,475	114,380	25,025	9,936	171,338
Additions	—	66	2,855	487	668	4,076
Transferred from construction in progress (Note 20)	—	2,097	8,796	434	486	11,813
Reclassification on change of holding intention
- transferred to other property, plant and equipment	(32)	32	—	—	—	—
- transferred from other property, plant and equipment	50	(50)	—	—	—	—
Transferred to assets held for sale	—	—	(6,309)	(152)	—	(6,461)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	2,761	—	—	2,761
Others	9	—	—	—	—	9
Disposals	(8)	(115)	(6,393)	(441)	(556)	(7,513)

At December 31, 2021	541	23,505	116,090	25,353	10,534	176,023

At January 1, 2022	541	23,505	116,090	25,353	10,534	176,023

Additions	—	30	2,356	554	430	3,370
Transferred from construction in progress (Note 20)	—	788	4,360	65	141	5,354
Transferred from other assets (Note 30)	—	1,012	88	—	—	1,100
Reclassification on change of holding intention
- transferred to other property, plant and equipment	(122)	122	—	—	—	—
- transferred from other property, plant and equipment	146	(146)	—	—	—	—
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	7,032	246	—	7,278
Transferred from right-of-use assets to investment properties (Note 21)	19	—	—	—	—	19
Transferred to assets held for sale (e)	—	—	(2,861)	—	—	(2,861)

Disposals

- disposals (c)	(7)	(65)	(10,558)	(186)	(221)	(11,037)

- disposal of subsidiaries (d)	—	(62)	—	(2,114)	(39)	(2,215)

At December 31, 2022	577	25,184	116,507	23,918	10,845	177,031

	Investment properties	Buildings	Aircraft	Other flight equipment including rotables	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Accumulated depreciation and impairment losses:
At January 1, 2021	210	5,440	59,517	14,308	5,717	85,192
Depreciation charge for the year	16	712	5,673	1,394	1,040	8,835
Reclassification on change of holding intention
- transferred to other property, plant and equipment	(19)	19	—	—	—	—
- transferred from other property, plant and equipment	35	(35)	—	—	—	—
Transferred to assets held for sale	—	—	(2,746)	(66)	—	(2,812)
Transferred from right-of-use assets on exercise of purchase option (Note 21)	—	—	1,202	—	—	1,202
Disposals	(6)	(28)	(4,270)	(406)	(414)	(5,124)
Provision for impairment losses	—	—	914	80	—	994
Impairment losses transferred to assets held for sale	—	—	(2,581)	(60)	—	(2,641)
Impairment losses written-off on disposals	—	—	(809)	—	—	(809)
At December 31, 2021	236	6,108	56,900	15,250	6,343	84,837

At January 1, 2022	236	6,108	56,900	15,250	6,343	84,837

Depreciation charge for the year	19	758	5,601	1,215	1,066	8,659
Reclassification on change of holding intention
- transferred to other property, plant and equipment	(38)	38	—	—	—	—
- transferred from other property, plant and equipment	25	(25)	—	—	—	—
Transferred from right-of- use assets on exercise of purchase option (Note 21)	—	—	3,680	58	—	3,738
Transferred from right-of-use assets to Investment properties (Note 21)	1	—	—	—	—	1
Transferred to assets held for sale (e)	—	—	(2,178)	—	—	(2,178)
Disposals
-disposals (c)	(7)	(29)	(7,239)	(137)	(185)	(7,597)
-disposal of subsidiaries (d)	—	(39)	—	(1,279)	(29)	(1,347)

Provision for impairment losses (a)	—	—	348	68	—	416

Impairment losses transferred from right-of-use assets (Note 21)	—	—	429	—	—	429
Impairment losses written-off on disposals (c)	—	—	(444)	—	—	(444)

At December 31, 2022	236	6,811	57,097	15,175	7,195	86,514

Net book value:
At December 31, 2022	341	18,373	59,410	8,743	3,650	90,517

At December 31, 2021	305	17,397	59,190	10,103	4,191	91,186

(a)
As at December 31, 2022, the Group reported aircraft and related equipment in the amount of RMB192,737 million. For the year ended December 31, 2022, the Group made impairment provision of RMB449 million in aggregate towards certain aged or market value declined aircraft and related equipment based on its fleet disposal plans. Among which, the impairment provision for owned aircraft and related equipment were RMB416 million, and the impairment provision for leased aircraft and related equipment were RMB33 million (Note 21). Provision were made when asset’s carrying amount exceed its recoverable amount. The estimated recoverable amounts of above aircraft and related equipment with impairment indications were based on the fair value less cost to sell, which was determined by reference to the appraisal results valued by external appraisal expert based on the cost method or market method.

(b)	As at December 31, 2022, no property, plant and equipment of the Group were mortgaged for bank borrowings (December 31, 2021: n i l ).

(c)
During the year, the Group disposed certain aircraft directly and disposed certain aircraft through sale and leaseback agreement, against which cost, accumulated depreciation and impairment losses of the aircraft had been reduced with an aggregate amount of RMB8,662 million, RMB5,620 million and RMB444 million respectively.

During the year, the Group derecognized certain aircraft under finance lease agreements as a lessor, against which cost and accumulated depreciation of the aircraft had been reduced with an aggregate amount of RMB241 million and RMB0 respectively, and a long-term receivable was recognized accordingly. As at December 31, 2022, the balance of long-term receivable was RMB896 million (including the balance due within one year) (December 31, 2021: RMB783 million) (Note 26).

(d)
During the year, the Group lost control of Southern Airlines General Aviation Company Limited (“
General Aviation Limited
”) (Note 23(iii)) and certain property, plant and equipment, right-of-use
assets and other assets held by
General Aviation Limited
with carrying value of approximately RMB868 million, RMB75 million and RMB1 million were derecognized respectively.

(e)
During the year, certain aircrafts with carrying amount of RMB683 million were classified as held for sale as the carrying amount will be recovered principally through a sale transaction rather than through continuing use.

(f)
As at December 31, 2022 and up to the date of approval of these financial statements, the Group is in the process of applying for the property title certificates in respect of the certain properties located in mainland China, in which the Group has interests and for which such certificates have not been granted. As at December 31, 2022, carrying value of such properties of the Group amounted to RMB11,085 million (December 31, 2021: RMB10,554 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the properties referred to above are not affected by the fact that the Group has not yet obtained the relevant property title certificates.

( g )
The Group leased out investment properties and facilities under operating leases. The leases typically run for an initial period of one to fifteen years, with an option to renew the leases after that date at which time all contract terms are renegotiated. In this connection, rental income totalling RMB198 million (2021: RMB232 million; 2020: RMB186 million) was recognized by the Group during the year in respect of the leases. Directors estimated the fair value of these investment properties approximate the carrying amount.

The properties are reclassified between investment properties and other property, plant and equipment, upon the intention of commencement or cessation of lease.
The Group’s total future minimum lease income under
non-cancellable
operating leases are as follows:

	2022	2021
	RMB million	RMB million
Within 1 year	32	47
After 1 year but within 5 years	89	130
After 5 years	33	72

	154	249

( h )
Components related to engine overhaul costs under property, plant and equipment and right-of-use
assets were originally depreciated using the straight-line method by the Group. Upon analysis of historical data over past years and assessment of the actual consumption model and the expected method of relevant economic benefit realization in respect of the overhaul components of engines, the Group is of the view that the consumption of components related to engine overhaul costs is more directly associated with the actual flying hours. Therefore, the Group is of the view that changing the depreciation method of components related to engine overhaul costs to the units of production method can more truly and objectively reflect the actual consumption of assets, the financial position and operating performance of the Group. This change in accounting estimates has been applied prospectively with effect from April 1, 2020. The comparison of depreciation method of components related to engine overhaul costs before and after the change is detailed as below:

Components related to engine overhaul costs	Before the change	After the change
Expected useful lives/Expected flying hours	3-5.5 years	9-42 thousand hours
Estimated net residual rate	—	—
Annual depreciation rate / Depreciation rate per thousand flying hours	18.2%-33.3%	2.4%-11.1%
As a result of this change in accounting estimates, the consolidated loss before tax of the Group was decreased by approximately RMB1,618 million during 2020. As it is impractical to accurately forecast the flying hours of the engines of the Group for the future periods, the Group is of the view that it is unable to estimate the respective impacts on the financial information of the Group for the future periods.